Investment Strategy	Feb. 27, 2026
Leverage Shares 2X Long AAL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the transportation industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

American Airlines Group Inc. is an American publicly-traded airline holding company. Formed on December 9, 2013, by the merger of AMR Corporation, the parent company of American Airlines, and US Airways Group, the parent company of US Airways. The group operates the largest airline in the world, as measured by number of passengers carried, by fleet size and by scheduled passenger-kilometers flown. The common stock of American Airlines Group Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by American Airlines Group, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 1-8400 through the SEC’s website at www.sec.gov. In addition, information regarding American Airlines Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the transportation industry.
Leverage Shares 2X Long ADBE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Adobe, Inc. is a global software company that provides cloud-based solutions for creative professionals, document management, and customer experiences. Its products include Adobe Photoshop, Illustrator, Acrobat, Premiere Proo, After Effects and a wide suite of creative, document and marketing tools. Adobe’s software enables content creation, editing, publishing, and customer engagement across digital media, video, photography, web, print, and interactive applications. The common stock of Adobe, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Adobe, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-15175 through the SEC’s website at www.sec.gov. In addition, information regarding Adobe, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry
Leverage Shares 2X Long AMD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics, that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Advanced Micro Devices, Inc. is a global semiconductor company that designs high-performance and adaptive computing technologies. The company’s products and solutions support a broad range of markets, including data centers, artificial intelligence (AI), PCs, gaming and embedded systems. The common stock of Advanced Micro Devices, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.
Leverage Shares 2X Long ARM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Arm Holdings plc is a British semiconductor intellectual property company that designs and licenses high-performance, energy efficient computing technologies that are used across a wide range of devices worldwide, including smartphones, personal computers, data center servers, automotive systems, and Internet-of-Things devices. Arm Holdings plc’s portfolio includes central processing unit (CPU), graphics processing unit (GPU), and neural processing unit (NPU) intellectual property, including the Cortex-A, Cortex-M, Cortex-R, Neoverse, Ethos, and SecurCore product families, as well as related software tools and physical IP designed to address varying performance, power efficiency, and cost requirements across multiple end markets. Arm Holdings plc is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Arm Holdings plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-41800 through the SEC’s website at www.sec.gov. In addition, information regarding Arm Holdings may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities of the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.
Leverage Shares 2X Long ASML Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ASML Holding is a Netherlands-based semiconductor company that provides lithography systems, software, and software and services to semiconductor manufacturers for the mass production of integrated circuits. ASML Holding is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by ASML Holding pursuant to the Exchange Act can be located by reference to the SEC file number 001-33463 through the SEC’s website at www.sec.gov. In addition, information regarding ASML Holding may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements and options contracts based on the Underlying Security, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the ADRs of the Underlying Security or other securities of related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.
Leverage Shares 2X Long AVGO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Broadcom, Inc. is a global technology company that designs, develops, and supplies a broad range of semiconductor and infrastructure software solutions. Broadcom’s products serve a variety of end markets, including data center, networking, broadband, wireless, storage, industrial, and enterprise software.. The common stock of Broadcom, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Broadcom, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38449 through the SEC’s website at www.sec.gov. In addition, information regarding Broadcom, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.
Leverage Shares 2X Long BA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Boeing Co. is an aerospace firm and operates in several segments: Commercial airplanes, which develops, produces and markets commercial jet aircraft principally to the commercial airline industry; Defense, Space and Security, which engages in the research, development, production and modification of manned and unmanned military aircraft, weapons systems, and space systems; and Global Services, which provides sustainment, maintenance, and a range of services to support aerospace platforms and systems. The common stock of Boeing Co. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Boeing Co. pursuant to the Exchange Act can be located by reference to the SEC file number 1-442 through the SEC’s website at www.sec.gov. In addition, information regarding Boeing Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.
Leverage Shares 2X Long BBAI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which BigBear.ai Holdings, Inc. is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

BigBear.ai Holdings, Inc. provides artificial intelligence (AI)-powered decision intelligence solutions. The company offers software and services for national security, supply chain management, and digital identity and biometrics applications, leveraging capabilities that include data ingestion and enrichment, AI and machine learning, predictive analytics, and advanced visualization. The common stock of BigBear.ai Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by BigBear.ai Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40031 through the SEC’s website at www.sec.gov. In addition, information regarding BigBear.ai Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which BigBear.ai Holdings, Inc. is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long BLSH Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Bullish, Inc. is a regulated digital asset exchange and infrastructure company. Bullish, Inc. operates a technology-driven platform for trading digital assets, including spot and derivatives markets, and is focused on providing deep liquidity, robust compliance, and market integrity. Bullish, Inc. also owns CoinDesk, a digital media, events, and indices business serving the global crypto ecosystem. Bullish, Inc. is a foreign private issuer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Bullish, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42797 through the SEC’s website at www.sec.gov. In addition, information regarding Bullish, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long BMNR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Bitmine Immersion Technologies, Inc. operates as a blockchain technology company and digital asset platform. The company holds a large Ethereum (ETH) treasury and participates in staking to generate rewards from its ETH holdings. The common stock of Bitmine Immersion Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Bitmine Immersion Technologies, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42675 through the SEC’s website at www.sec.gov. In addition, information regarding Bitmine Immersion Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long BULL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Webull Corporation is a United States-based financial services technology company that provides an integrated digital investment platform. Webull Corporation offers products and services, including securities and digital asset trading, wealth management product distribution, market data and information, investor community features, and investor education. The common stock of Webull Corporation is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Webull Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-42597 through the SEC’s website at www.sec.gov. In addition, information regarding Webull Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long COIN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Coinbase Global, Inc. is a holding company whose primary operating subsidiary is Coinbase, Inc. Through its subsidiaries, Coinbase Global, Inc. operates a platform that enables customers to engage in a wide range of activities related to crypto assets, including trading, staking, custody, spending, and earning. The common stock of Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long COST Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the consumer staples distribution industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Costco Wholesale Corporation, is a multinational corporation that operates a chain of membership-only warehouse club stores offering a limited selection of high-quality merchandise at low prices to members. The common stock of Costco Wholesale Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Costco Wholesale Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-20355 through the SEC’s website at www.sec.gov. In addition, information regarding Costco Wholesale Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the consumer staples distribution industry.
Leverage Shares 2X Long CRCL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Circle Internet Group, Inc. is a global financial technology firm that builds and operates blockchain-based payments and treasury infrastructure and is the issuer of USDC, a fully reserved, regulated digital dollar stablecoin. The common stock of Circle Internet Group, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Circle Internet Group, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities of related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long CRM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Salesforce, Inc. is a cloud-based software company that provides customer relationship management solutions and enterprise applications for sales, customer service, marketing, commerce, analytics, artificial intelligence, and application development. The common stock of Salesforce, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Salesforce, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-32224 through the SEC’s website at www.sec.gov. In addition, information regarding Salesforce, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry
Leverage Shares 2X Long CRWV Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

CoreWeave, Inc. is a cloud infrastructure technology company that provides a specialized cloud platform designed to support complex artificial intelligence and high-performance computing workloads. The CoreWeave Cloud Platform consists of software and cloud services that enable customers to deploy, manage, and scale AI infrastructure efficiently. The common stock of CoreWeave, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long FIG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Figma, Inc. is a collaborative, cloud-based design platform that enables teams to create, prototype, and iterate on user interfaces and digital experiences in real-time. The common stock of Figma, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Figma, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42761 through the SEC’s website at www.sec.gov. In addition, information regarding Figma, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long FUTU Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security’s ADR.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.
In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Futu Holdings Limited is a digital brokerage and wealth management service provider headquartered in Hong Kong. Through its proprietary digital platforms, Futubull and Moomoo, the company provides online financial services, including securities and derivatives brokerage, margin financing, wealth management product distribution, market data and information services, and online community features. Futu Holdings Limited also offers wealth management products, including mutual funds, private funds, bonds, and structured products, as well as financial information and investor education services. Futu Holdings Limited is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Futu pursuant to the Exchange Act can be located by reference to the SEC file number 001-38820 through the SEC’s website at www.sec.gov. In addition, information regarding Futu Holdings Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements based on the Underlying Security, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the ADRs of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long GLXY Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Galaxy Digital Inc. is a digital asset financial services and investment management company that serves institutions, startups, and qualified individuals across the digital asset and blockchain ecosystem. Galaxy Digital Inc. holds significant digital assets, including Bitcoin, Ethereum, and other cryptocurrencies, both for its own account and to facilitate client services, and these holdings are material to its financial condition and results of operations. The common stock of Galaxy Digital Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Galaxy Digital Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42655 through the SEC’s website at www.sec.gov. In addition, information regarding Galaxy Digital Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long HOOD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Robinhood Markets, Inc. operates a financial services platform in the United States. Its platform enables users to invest in stocks, ETFs, American Depositary Receipts, options, gold, and cryptocurrencies. The common stock of Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long MP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the materials industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

MP Materials Corporation produces rare earth materials and products used in advanced technologies. The company operates in two segments, Materials and Magnetics. The Materials segment owns and operates the Mountain Pass rare earth mine and processing facility located near Mountain Pass, San Bernardino County, California, the only active rare earth mining and processing site in North America. The Magnetics segment is focused on the production of rare earth magnetic precursor products and the development of rare earth magnet manufacturing capabilities. The common stock of MP Materials Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by MP Materials Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-39277 through the SEC’s website at www.sec.gov. In addition, information regarding MP Materials Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the materials industry.
Leverage Shares 2X Long NBIS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Nebius Group N.V. is a technology company that develops and operates full-stack infrastructure solutions to support customers in the global artificial intelligence industry, including cloud, high-performance computing, and related software platforms. Nebius Group N.V. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Nebius Group N.V. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35173 through the SEC’s website at www.sec.gov. In addition, information regarding Nebius Group N.V. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities of the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long NVDA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated
U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Nvidia Corporation is a computing platform company. NVIDIA designs and develops graphics processing units (GPUs), central processing units (CPUs), networking solutions, and related software and systems for use in accelerated computing. Nvidia Corporation’s platforms are used to power applications in artificial intelligence, data center computing, gaming, professional visualization, and autonomous vehicles. Nvidia Corporation pioneered accelerated computing to address complex computational workloads, and its graphics processing unit-accelerated platforms have become foundational to modern artificial intelligence, including deep learning and data analytics. The common stock of Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia
Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.
Leverage Shares 2X Long PANW Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Palo Alto Networks, Inc. is a global cybersecurity company that provides a comprehensive platform of security solutions to protect organizations across networks, cloud environments, endpoints and applications. Palo Alto Networks, Inc.’s offerings include hardware and software firewalls, centralized security management, and cloud-delivered and subscription-based security services that provide advanced threat prevention, detection and response, and secure access. Palo Alto Networks, Inc.’s solutions are designed to help customers prevent cyber threats and securely enable digital transformation. The common stock of Palo Alto Networks, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Palo Alto Networks, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35594 through the SEC’s website at www.sec.gov.
In addition, information regarding Palo Alto Networks, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long PLTR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Palantir Technologies Inc. is a software company that develops and deploys platforms designed to enable organizations to integrate, manage and analyze large volumes of data and to operationalize artificial intelligence across their enterprises. Palantir Technologies Inc.’s platforms were initially developed to support the intelligence community in counterterrorism and defense-related operations in the United States and allied countries and have since been adopted by government agencies and commercial enterprises across a wide range of industries. The common stock of Palantir Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Palantir Technologies, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding Palantir Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.
Leverage Shares 2X Long PYPL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

PayPal Holdings, Inc. is a global digital payments and commerce platform that enables consumers and merchants to make and receive payments across online, mobile and in-store environments. The company provides a range of payment solutions, including branded and unbranded processing, peer-to-peer payments and value-added services, and generates revenue primarily through transaction fees and related services. The common stock of PayPal Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by PayPal Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36859 through the SEC’s website at www.sec.gov. In addition, information regarding PayPal Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.
Leverage Shares 2X Long RTX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

RTX Corporation (formerly Raytheon Technologies Corporation) is a global aerospace and defense company that provides advanced systems and services for commercial, military, and government customers worldwide. RTX Corporation operates through three principal business segments: Collins Aerospace, which supplies aircraft systems, avionics, aerostructures, and related services; Pratt & Whitney, which designs, manufactures, and services aircraft engines for commercial and military applications; and Raytheon, which provides advanced defense solutions, including integrated air and missile defense systems, precision weapons, radar, sensors, and command-and-control systems. A significant portion of the company’s revenue is derived from contracts with the U.S. government and allied governments. The common stock of RTX Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by RTX Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-00812 through the SEC’s website at www.sec.gov. In addition, information regarding RTX Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security Corp from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security Corp is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security Corp could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.
Leverage Shares 2X Long TSLA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics, that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated
U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the automotive and components industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Tesla, Inc. is an automotive and energy company that designs, develops, manufactures, and sells electric vehicles and energy generation and energy storage products, and provides related services. It also owns a significant amount of Bitcoin as part of its corporate treasury. The common stock of Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the automotive and components industry.
Leverage Shares 2X Long TSM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Taiwan Semiconductor Manufacturing Co., Ltd. is a Taiwan-based company and the world’s largest dedicated semiconductor foundry. As a pure-play foundry, Taiwan Semiconductor Manufacturing Co., Ltd. manufactures integrated circuits based on proprietary designs provided by its customers. Taiwan Semiconductor Manufacturing Co., Ltd. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Taiwan Semiconductor Manufacturing Co., Ltd. pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700 through the SEC’s website at www.sec.gov. In addition, information regarding Taiwan Semiconductor Manufacturing Co., Ltd. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
The Fund will enter into swap agreements based on the Underlying Security, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the ADRs of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.
Leverage Shares 2X Long UNH Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which UNH is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the healthcare equipment and services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

UnitedHealth Group Inc. is a diversified healthcare company that operates through two business platforms: UnitedHealthcare, which provides health benefits and insurance plans to individuals, employers, and Medicare and Medicaid beneficiaries in the U.S. and internationally; and Optum, which delivers healthcare services, technology, pharmacy care services, and data-driven health solutions to improve care delivery and outcomes. The common stock of UnitedHealth Group Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by UnitedHealth Group Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 1-10864 through the SEC’s website at www.sec.gov. In addition, information regarding UnitedHealth Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which UNH is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the healthcare equipment and services industry.
Leverage Shares 2X Long XYZ Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the
Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 - 50% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Block, Inc. is a global financial technology company that provides software, hardware, and services to enable businesses and individuals to accept payments, manage operations, and access financial tools. Its offerings include point-of-sale (POS) systems, business management software, e-commerce solutions, payroll and appointments management, banking services, and business lending. Block, Inc. also holds a material amount of digital assets as part of its corporate treasury. The common stock of Block, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Block, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37622 through the SEC’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Strategy Portfolio Concentration [Text]	As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the financial services industry.